UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2410

DREYFUS LIQUID ASSETS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS LIQUID ASSETS, INC. STATEMENT OF INVESTMENTS September 30, 2005 (Unaudited)
	Principal
Negotiable Bank Certificates of Deposit - 6.9%	Amount ($)	Value ($)

First Tennessee Bank
3.82%, 11/22/2005	150,000,000	150,000,000
Washington Mutual Bank FA
3.61% - 3.69%, 10/12/2005 - 12/2/2005	125,000,000	125,003,758
Wilmington Trust Co.
3.82%, 12/5/2005	55,000,000	54,998,103
Total Negotiable Bank Certificates of Deposit
(cost $330,001,861)		330,001,861

Commercial Paper - 67.3%

Amstel Funding
3.79%, 12/12/2005	24,084,000a	23,903,370
Amsterdam Funding Corp.
3.62% - 3.80%, 10/12/2005 - 10/31/2005	145,000,000a	144,603,083
Atlantis One Funding Corp.
3.82%, 11/17/2005	32,650,000a	32,488,020
BNP Paribas Finance Inc.
3.78% - 3.80%, 12/13/2005 - 3/2/2006	220,000,000	216,878,979
Bank of America Corp.
3.61%, 10/12/2005	210,000,000	209,769,513
Bear Stearns Cos.
3.81%, 10/28/2005	200,000,000	199,430,000
Beethoven Funding Corp.
3.63% - 3.85%, 10/11/2005 - 11/17/2005	120,275,000a	120,074,441
Beta Finance Inc.
3.71%, 12/2/2005	27,000,000a	26,828,880
Bryant Park Funding LLC
3.62%, 10/7/2005	36,725,000a	36,702,965
CAFCO LLC
3.82%, 11/22/2005	50,000,000a	49,725,556
CBA (DE) Finance Inc.
3.68%, 12/2/2005	11,000,000	10,930,853
CRC Funding LLC
3.61% - 3.82%, 10/7/2005 - 11/17/2005	150,000,000a	149,692,111
CSFB (USA) Inc.
3.83%, 11/22/2005	120,000,000a	119,339,600
Charta LLC
3.82%, 11/16/2005 - 11/22/2005	150,000,000a	149,208,333
Dexia Delaware LLP
3.46%, 10/3/2005	200,000,000	199,961,889
Gemini Securitization Corp.
3.82%, 11/22/2005	50,000,000a	49,725,556
General Elecetric Capital Corp.
3.60%, 10/11/2005	200,000,000	199,801,111
General Electic Capital Services
3.52% - 3.60%, 10/11/2005 - 10/13/2005	150,000,000	149,832,194
Goldman Sachs Group
3.80%, 10/31/2005	200,000,000	199,368,333
Govco Inc.
3.61%, 10/13/2005	45,000,000a	44,946,150
Grampian Funding LLC
3.82%, 12/16/2005	100,000,000a	99,202,000
Greenwich Capital Holdings
3.86%, 10/3/2005	50,000,000	49,989,278
Harrier Finance Funding
3.80%, 12/1/2005	90,000,000a	89,426,600
ING U.S. Funding LLC
3.60% - 3.81%, 10/11/2005 - 3/1/2006	94,000,000	93,260,040
K2 USA LLC
3.61%, 10/11/2005	59,500,000a	59,440,665
Links Finance Corp.
3.79%, 12/9/2005	20,000,000a	19,856,250
Mane Funding
3.70%, 10/28/2005	50,312,000a	50,173,139
Morgan Stanley
3.81%, 10/25/2005	50,000,000	49,873,333
PB Finance (DE) Inc.
3.63%, 10/11/2005	73,000,000	72,926,797
Scaldis Capital LLC
3.80%, 12/5/2005 - 12/6/2005	87,305,000a	86,710,049
Sigma Finance
3.79%, 12/13/2005	80,000,000a	79,390,856
Solitaire Funding
3.82%, 11/21/2005	130,000,000a	129,300,167
Total Commercial Paper
(cost $3,212,760,111)		3,212,760,111

Corporate Notes - 3.1%

Morgan Stanley
3.67%, 2/3/2011
(cost $150,000,000)	150,000,000b	150,000,000

Short Term Bank Notes - 8.4%

Harris Bancorp
3.70%, 10/28/2005	200,000,000	200,000,000
World Savings Bank
3.61%, 10/11/2005	200,000,000	200,000,000
Total Short Term Bank Notes
(cost $400,000,000)		400,000,000

Time Deposits - 14.5%

Branch Banking & Trust Co. (Grand Cayman)
3.88%, 10/3/2005	150,000,000	150,000,000
Citibank (Nassau)
3.88%, 10/3/2005	150,000,000	150,000,000
Fifth Third Bank (Grand Cayman)
3.94%, 10/3/2005	100,000,000	100,000,000
Manufacturers & Traderstrust Co. (Grand Cayman)
3.88%, 10/3/2005	150,000,000	150,000,000
Marshall & Ilsley Bank (Grand Cayman)
3.91%, 10/3/2005	141,000,000	141,000,000
Total Time Deposits
(cost $691,000,000)		691,000,000

Total Investments (cost $4,783,761,972)	100.2%	4,783,761,972

Liabilities, Less Cash and Receivables	(.2%)	(10,777,384)

Net Assets	100.0%	4,772,984,588

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $1,560,737,791 or 32.7% of net assets.
[b] Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIQUID ASSETS, INC.
By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 22, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)